Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events	Subsequent events

a.	Dividend distribution

On March 03, 2020, the Company approved a dividend distribution to all Class A and Class B shareholders of $0.11 per share to be paid in three installments, as follows: $0.05 per share on April 10, 2020, $0.03 per share on August 13, 2020, and $0.03 per share on December 10, 2020.

b.	Effects of Covid-19 on operations

In March 11, 2020, a novel virus known as COVID-19 was declared by the World Health Organization’s (WHO) as a pandemic, resulting in federal, state and local governments mandating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories and quarantining of people who may have been exposed to the virus. As a result, since mid-March 2020 the business operations of the Company were disrupted by the spread of the virus. The disruption has negatively impacted the Company and such impact could be material to our financial results, condition and outlook. The Company has experienced a decline in revenues as well as cash from operations. In addition, the Latin America markets may continue to experience adverse economic conditions, therefore could impact the Company business, financial conditions and results of operations. Consequently, several measures have been taking to mitigate the potential effects from the pandemic by preserving cash and reducing expenses, as well as capital expenditures and renegotiating terms and conditions with lessors and other suppliers.

As of March 31, 2020, the Company drew $136 million in short-term debt to maintain liquidity and is expected to continue relying on short-term funding as long as COVID-19 pandemic is not brought under control. The Company expects to be in compliance with its financial ratios related with revolving credit facilities and Master Franchise Agreements by March 31, 2020, however due to the COVID-19 pandemic effects, compliance in the following periods may be affected in the future.

Moreover, if the impacts of the COVID-19 pandemic become other than temporary, the Company may also need to consider it as an indicator of impairment. The significance and duration of the disruption will continue to be closely monitored.

The Company believes in its ability to obtain the sources of liquidity and capital resources that are necessary in this challenging economic environment and also believe that its liquidity and capital resources, including working capital, are adequate for its present requirements and business operations and will be adequate to satisfy its currently anticipated requirements during at least the next twelve months for working capital, capital expenditures and other corporate needs.